Note 30	12 Months Ended
Dec. 31, 2025
Accumulated other comprehensive income [abstract]
Disclosure of Accumulated Other Comprehensive Income [Text Block]	Accumulated other comprehensive income (loss)
The breakdown of the balance under this heading in the consolidated balance sheets is as follows:

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS). BREAKDOWN BY CONCEPTS (MILLIONS OF EUROS)

	Notes	2025	2024	2023
Items that will not be reclassified to profit or loss		(2,505)	(1,988)	(2,105)
Actuarial gains (losses) on defined benefit pension plans		(1,396)	(1,067)	(1,049)
Fair value changes of equity instruments measured at fair value through other comprehensive income	13.4	(983)	(905)	(1,112)
Fair value changes of financial liabilities at fair value through profit or loss attributable to changes in their credit risk		(127)	(17)	55
Items that may be reclassified to profit or loss		(16,366)	(15,232)	(14,148)
Hedge of net investments in foreign operations (effective portion)		(3,117)	(2,329)	(2,498)
Mexican peso		(3,454)	(2,697)	(3,147)
Turkish lira		368	394	670
Other exchanges		(31)	(25)	(21)
Foreign currency translation		(13,340)	(12,702)	(11,419)
Mexican peso		(3,139)	(3,644)	(640)
Turkish lira		(6,625)	(5,835)	(6,908)
Argentine peso		(832)	(555)	(1,296)
Venezuelan bolivar		(1,910)	(1,865)	(1,865)
Other exchanges		(834)	(803)	(711)
Hedging derivatives. Cash flow hedges (effective portion)		311	370	133
Fair value changes of debt instruments measured at fair value through other comprehensive income	13.4	(209)	(576)	(357)
Hedging instruments (non-designated items)		(4)	—	—
Share of other recognized income and expense of investments in joint ventures and associates		(7)	5	(8)
Total		(18,871)	(17,220)	(16,254)
The balances recognized under these headings are presented net of tax.
The main changes in 2025 are explained by the depreciation against the euro of some of the currencies of the main geographical areas where the Group operates against the euro, mainly the Turkish lira (27%) and the Argentine peso (37%), and the application of IAS 29 "Financial Reporting in Hyperinflationary Economies" in Turkey and Argentina (see Note 2.2.18).